Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ORIENTAL RISE HOLDINGS LIMITED
Entity Central Index Key	0001964664
Entity File Number	001-42371
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, Date of Incorporation	Jan. 25, 2019
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 48 Xianyu RoadShuangcheng Town
Entity Address, City or Town	Zherong CountyNingde City
Entity Address, Country	CN
Entity Address, Postal Zip Code	355399
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ORIS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	4,206,788
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bangjie Hu, Chief Financial Officer
Contact Personnel Email Address	hubangjie@mdhtea.cn
Entity Address, Address Line One	No. 48 Xianyu RoadShuangcheng Town
Entity Address, City or Town	Zherong CountyNingde City
Entity Address, Country	CN
Entity Address, Postal Zip Code	355399
Entity Phone Fax Numbers [Line Items]
City Area Code	+86 (0)
Local Phone Number	593 8386777